Common Stock (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Offsetting Assets [Line Items]
Number of Options Exercised on Forfeiture Basis
Number of Options Exercised on Cash Basis
Total Number of Options Exercised
Number of Shares Issued on Cash Exercise
Number of Shares Issued on Forfeiture Basis
Total Number of Shares Issued Upon Exercise of Options
Cash Received from Exercise of Stock Options
Total Intrinsic Value of Options Exercised
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Options Exercised on Forfeiture Basis
Number of Options Exercised on Cash Basis
Total Number of Options Exercised
Number of Shares Issued on Cash Exercise
Number of Shares Issued on Forfeiture Basis
Total Number of Shares Issued Upon Exercise of Options
Cash Received from Exercise of Stock Options
Total Intrinsic Value of Options Exercised